Financial debt (Details 3) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial debt [Abstract]
Begining Balance	$ 5,249,024	$ 4,047,937
Changes that represent cash flows
Proceeds from borrowings	3,370,400	5,378,915	$ 2,320,500
Principal payment on loans	(3,588,067)	(4,246,100)	(2,670,474)
Changes that do not represent cash flows
Others	6,243	68,272
Ending Balance	$ 5,037,600	$ 5,249,024	$ 4,047,937